Cover		9 Months Ended
	Aug. 09, 2022	Jun. 30, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 09, 2022
Entity Registrant Name	GOLUB CAPITAL BDC, INC.
Entity Incorporation, State or Country Code	DE
Securities Act File Number	814-00794
Entity Tax Identification Number	27-2326940
Entity Address, Address Line One	200 Park Avenue
Entity Address, Address Line Two	25th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10166
City Area Code	212
Local Phone Number	750-6060
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security		Common Stock, par value $0.001 per share
Trading Symbol		GBDC
Security Exchange Name		NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001476765